27. REVENUE (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Construction and upgrades revenue	R$ 201	R$ 312	R$ 138
Construction and upgrades costs	(147)	(220)	(96)
Margin	R$ 54	R$ 92	R$ 42
Mark-up (%)	36.73%	41.82%	43.75%
Operation and maintenance revenue	R$ 279	R$ 352	R$ 343
Operation and maintenance cost	(223)	(388)	(215)
Margin	R$ 56	R$ (36)	R$ 128
Mark-up (%)	25.11%	(9.28%)	59.53%